Supplementary Balance Sheet Information - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Depreciation, Depletion and Amortization	$ 300	$ 700	$ 700	$ 1,700	$ 2,000	$ 2,800
Accrued Loss On Purchase Commitments	$ 1,396		$ 1,396		$ 3,588	$ 5,445